Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2017
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000914529
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2017
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017